TAXATION - Components of consolidated income tax expense (benefit) (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
TAXATION
Current	$ 765	Rp 10,619	Rp 9,432	Rp 11,357
Deferred	(13)	(180)	(66)	(1,399)
Net Income Tax Expense	$ 752	10,439	9,366	9,958
The company
TAXATION
Current		1,272	236	586
Deferred		15	(159)	(1,608)
Subsidiaries
TAXATION
Current		9,347	9,196	10,771
Deferred		Rp (195)	Rp 93	Rp 209